Financial assets - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,003,417	€ 958,378
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,010,496	966,790
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	974,379	932,300
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	981,129	940,258
Debt instruments asset | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	29,038	26,078
Debt instruments asset | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 29,367	€ 26,532